June 30, 2023

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AFA Multi-Manager Credit Fund (File Nos. 333-252742/811-23636)

Ladies and Gentlemen:

On behalf of the AFA Private Credit Fund (the “Fund”), I have transmitted herewith for filing Post-Effective Amendment No. 2 to the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 3 to the Fund’s Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended (the “Amendment”). This Amendment is being filed pursuant to paragraph (a) of Rule 486 under the 1933 Act to add disclosure regarding the new sub-adviser, change the name of the Fund, and make certain other changes to the Fund’s share classes and investment strategy.

Pursuant to Rule 486(a) under the 1933 Act, the Amendment will become automatically effective August 31, 2023.

Questions and comments may be directed to the undersigned at (312) 569-1167 or, in my absence, to Joshua B. Deringer at (215) 988-2959.

Very truly yours,

/s/ Veena K. Jain
Veena K. Jain